Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas” or “former Parent Company”) on
January 8, 2018
under the laws of the Republic of the Marshall Islands to serve as the holding company of seven
subsidiaries (the "Subsidiaries") contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas' drybulk vessels held for use as of
December 31, 2017 (
the "Spin-off"). On
May 30, 2018,
Euroseas contributed these Subsidiaries to EuroDry in exchange for
2,254,830
common shares in EuroDry, which Euroseas, distributed to holders of Euroseas common stock on a pro rata basis. Further, on
May 30, 2018
Euroseas distributed shares of the Company’s Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas’ Series B Preferred Shares, representing
50%
of Euroseas Series B Preferred Stock. For periods up to
May 30, 2018,
the accompanying financial statements reflect the financial position and results of the carve-out operations of the Subsidiaries that were contributed to the Company.

The operations of the vessels are managed by Eurobulk Ltd. ("Eurobulk" or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”)
,
collectively the “Managers”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
6
).

The Pittas family is the controlling shareholder of Friends Dry Investment Company Inc. which, in turn, owns
39.3%
of the Company’s shares as of
December 31, 2019.
Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

The Company is engaged in the ocean transportation of dry bulk through ownership and operation of dry bulk ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

•	Pantelis Shipping Corp., incorporated in the Republic of Liberia on
December 4, 2009,
owner of the Liberian flag
74,020
DWT bulk carrier M/V "Pantelis" which was built in
2000
and acquired on
July 23, 2009.

•	Eirini Shipping Ltd., incorporated in the Republic of Liberia on
February 2, 2014,
owner of the Liberian flag
76,466
DWT bulk carrier M/V “Eirini P” which was built in
2004
and acquired on
May 26, 2014.

•	Ultra One Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
owner of Liberian flag
63,500
DWT bulk carrier M/V "Alexandros P." (ex- Hull DY
160
). M/V "Alexandros P", which is a new build, was delivered on
January 16, 2017.

•	Ultra Two Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
entered on
November 29, 2013,
into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a
63,500
DWT bulk carrier (Hull
No.
DY161
). The shipbuilding contract was cancelled on
September 2, 2016
due to excessive construction delays. Ultra Two Shipping Ltd. has no
assets and operations as of
December 31, 2017,
2018
and
2019
and it was dissolved effective
February 1, 2020.

•	Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
owner of the Marshall Islands flag
82,000
DWT bulk carrier M/V "Xenia". M/V "Xenia", which is a new build, was delivered on
February 25, 2016.

•	Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
owner of the Marshall Islands flag
82,000
DWT bulk carrier M/V “Ekaterini”. M/V “Ekaterini”, which is a new build, was delivered on
May 7, 2018.

•	Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 15, 2016,
owner of the Cypriot flag
75,100
DWT bulk carrier M/V “Tasos” which was built in
2000
and acquired on
January 9, 2017.

•	Light Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 6, 2018,
owner of the Cypriot flag
75,845
DWT bulk carrier M/V “Starlight” which was built in
2004
and acquired on
November 30, 2018.

As of
December 31, 2019,
the Company had a working capital deficit of
$1.6
million, and for the year ended
December 31, 2019
generated nominal net income, incurred a net loss attributable to common shareholders of
$1.9
million and generated net cash from operating activities of
$15.1
million. The Company’s cash balance amounted to
$5.40
million and cash in restricted retention accounts amounted to
$3.73
million as of
December 31, 2019.
The holders of EuroDry Series B Preferred Shares will receive a cash dividend at an annual dividend rate of
9.25%
until
January 2021,
which will increase to
14%
thereafter (Note
14
). The Company intends to fund its working capital requirements via cash on hand and cash flows from operations. In the event that these are not
sufficient the Company
may
also use funds from debt refinancing, debt balloon payment refinancing and equity offerings, sell vessels (where equity will be released) and drawdown funds under a commitment from a company controlled by the Pittas family and affiliated with our Chief Executive Officer, if required, among other options.   The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The following charterers individually accounted for more than
10%
of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2017	2018	2019
A/S Klaveness Chartering	26%	32%	35%
Quadra Commodities S.A.	-	-	16%
Guardian Navigation GMax LLC pool	-	-	15%
Amaggi Europe B.V.	17%	11%	-
Dampskibsselskabet Norden A/S	18%	-	-
China National Chartering (Hong Kong) Co., Limited	13%	-	-